Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2022	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	820	249	-	-	1,069
Trade and other receivables	1,069	-	-	-	1,069
Other financial assets – current	13	191	-	-	204
Other financial assets – non-current	24	400	61	42	527
Current indebtedness	(1,647)	-	-	-	(1,647)
Trade payables (see note 21)	(237)	-	-	-	(237)
Accruals (see note 21)	(834)	-	-	-	(834)
Other financial liabilities – current (2)(3)	(781)	(31)	-	-	(812)
Long-term indebtedness	(3,114)	-	-	-	(3,114)
Other financial liabilities – non-current (4)	(204)	(29)	-	-	(233)
Total	(4,891)	780	61	42	(4,008)

December 31, 2021	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	389	389	-	-	778
Trade and other receivables	1,057	-	-	-	1,057
Other financial assets – current	108	-	-	-	108
Other financial assets – non-current	27	235	68	99	429
Trade payables (see note 21)	(227)	-	-	-	(227)
Accruals (see note 21)	(950)	-	-	-	(950)
Other financial liabilities – current (2)	(174)	(1)	-	-	(175)
Long-term indebtedness	(3,786)	-	-	-	(3,786)
Other financial liabilities – non-current (4)	(215)	(19)	-	-	(234)
Total	(3,771)	604	68	99	(3,000)
(1) Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.
(2) Includes lease liabilities of $56 million (2021 - $64 million).
(3) Includes a commitment to repurchase up to $718 million of shares related to the Company’s automatic share repurchase plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 24.
(4) Includes lease liabilities of $179 million (2021 - $197 million).

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value

December 31, 2022	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	1,048	-	1,050	-
C$1,400, 2.239% Notes, due 2025	1,030	(42)	972	(42)
$600, 4.30% Notes, due 2023	599	-	594	-
$450, 3.85% Notes, due 2024 (1)	241	-	235	-
$500, 3.35% Notes, due 2026	497	-	473	-
$350, 4.50% Notes, due 2043 (1)	116	-	89	-
$350, 5.65% Notes, due 2043	342	-	324	-
$400, 5.50% Debentures, due 2035	396	-	379	-
$500, 5.85% Debentures, due 2040	492	-	482	-
Total	4,761	(42)	4,598	(42)
Current portion	1,647
Long-term portion	3,114	(42)

	Carrying Amount		Fair Value

December 31, 2021	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C$1,400, 2.239% Notes, due 2025	1,103	(99)	1,119	(99)
$600, 4.30% Notes, due 2023	599	-	631	-
$450, 3.85% Notes, due 2024 (1)	241	-	256	-
$500, 3.35% Notes, due 2026	497	-	531	-
$350, 4.50% Notes, due 2043 (1)	116	-	128	-
$350, 5.65% Notes, due 2043	342	-	478	-
$400, 5.50% Debentures, due 2035	396	-	516	-
$500, 5.85% Debentures, due 2040	492	-	695	-
Total	3,786	(99)	4,354	(99)
Long-term portion	3,786	(99)
(1) Notes were partially redeemed in October 2018.

Cross-currency Risk Exposures Interest Rate Swaps
The details of these instruments for the years ended December 31, 2022 and 2021 are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

Currency Risk Exposures
The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements

	December 31,		December 31,

	2022	2021	2022	2021
Canadian dollar	1,030	1,103	-	-
U.S. dollar	3,731	2,683	4,719	3,687
	4,761	3,786	4,719	3,687

Fair Value Gains and Losses from Derivative Financial Instruments
Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,

	2022		2021

	Fair Value Gain (Loss) Through Earnings	Fair Value Gain Through Equity	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity
Warrants	-	-	9	-
Foreign exchange contracts	328	-	(19)	-
Hedging instruments:
Cross currency interest rate swaps – cash flow hedges	(75)	17	9	(11)
Forward interest rate swaps – cash flow hedges	1	-	1	-
	254	17	-	(11)

Currency Risk- Sensitivity Analysis
The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have as a result of changes in fair values of financial instruments as of December 31, 2022.

Increase (decrease) impact on earnings from:	£	€	C$	Other Currencies	Total
Financial assets and liabilities (1)	1	-	1	4	6
Receivables under indemnification arrangement	(23)	(1)	-	(1)	(25)
Non-permanent intercompany loans	67	24	58	15	164
Indirect investment in LSEG sh a res	(618)	-	-	-	(618)
Foreign exchange contracts (2)	469	-	-	-	469
Total impact on earnings	(104)	23	59	18	(4)
(1) Excludes debt which has been swapped into U.S. dollar obligations.
(2) Represents foreign exchange contracts intended to mitigate currency exposure to LSEG shares.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The tables below set forth
non-derivative
and derivative financial liabilities by maturity based on the remaining period from December 31, 2022 and 2021, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2022	2023	2024	2025	2026	2027	Thereafter	Total
Commercial paper	1,050	-	-	-	-	-	1,050
Notes/debentures (1)	600	242	1,033	500	-	1,369	3,744
Interest payable (1)	151	125	105	84	76	943	1,484
Debt-related hedges outflows (2)	22	22	1,011	-	-	-	1,055
Debt-related hedges inflows (1)	(23)	(23)	(1,045)	-	-	-	(1,091)
Trade payables	237	-	-	-	-	-	237
Accruals	834	-	-	-	-	-	834
Lease liabilities	68	52	40	29	21	53	263
Foreign exchange contracts outflows (3)	2,951	2,092	-	-	-	-	5,043
Foreign exchange contracts inflows (4)	(3,118)	(2,233)	-	-	-	-	(5,351)
Other financial liabilities	725	25	-	-	-	-	750
Total	3,497	302	1,144	613	97	2,365	8,018

December 31, 2021	2022	2023	2024	2025	2026	Thereafter	Total
Notes/debentures (1)	-	600	242	1,108	500	1,369	3,819
Interest payable (1)	153	153	127	105	84	1,019	1,641
Debt-related hedges outflows (2)	22	22	22	1,010	-	-	1,076
Debt-related hedges inflows (1)	(25)	(25)	(25)	(1,120)	-	-	(1,195)
Trade payables	227	-	-	-	-	-	227
Accruals	950	-	-	-	-	-	950
Lease liabilities	73	63	46	35	26	45	288
Foreign exchange contracts outflows (3)	-	1,746	1,743	-	-	-	3,489
Foreign exchange contracts inflows (4)	-	(1,738)	(1,732)	-	-	-	(3,470)
Other financial liabilities	110	18	-	-	-	-	128
Total	1,510	839	423	1,138	610	2,433	6,953
(1) Represents contractual cash flows calculated using spot foreign exchange rates as of the period then ended.
(2) Represents contractual U.S. dollar cash flows.
(3) Represents contractual cash flows translated at the contract rate.
(4) Represents contractual cash flows calculated using forward foreign exchange rates as of the period then ended.

Summary of Credit Ratings

	Moody’s	S&P Global Ratings	DBRS Limited	Fitch
Long-term debt	Baa2	BBB	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F1
Trend/Outlook	Stable	Stable	Stable	Stable

Net Debt
The following table presents the calculation of net debt:

	December 31,

	2022	2021
Current indebtedness	1,647	-
Long-term indebtedness	3,114	3,786
Total debt	4,761	3,786
Swaps	(42)	(99)
Total debt after swaps	4,719	3,687
Remove fair value adjustments for hedges (1)	7	(10)
Total debt after currency hedging arrangements	4,726	3,677
Remove transaction costs, premiums or discounts included in the carrying value of debt	33	33
Add: Lease liabilities (current and non-current)	235	261
Less: cash and cash equivalents	(1,069)	(778)
Net debt	3,925	3,193
(1) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
The following reconciles movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2022 and 2021:

	Notes and Debentures	Commercial Paper	Derivative Instruments Liabilities (Assets)	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2020	3,772	-	(100)	306	3,978
Payments of lease principal (1)	-	-	-	(109)	(109)
Additional leases	-	-	-	77	77
Foreign exchange movements	9	-	(9)	(5)	(5)
Other, net (2)	5	-	10	(8)	7
December 31, 2021	3,786	-	(99)	261	3,948
Proceeds from commercial paper	-	2,352	-	-	2,352
Repayments of commercial paper	-	(1,310)	-	-	(1,310)
Payments of lease principal	-	-	-	(65)	(65)
Additional leases	-	-	-	56	56
Foreign exchange movements	(75)	-	75	(12)	(12)
Other, net (2)	2	6	(18)	(5)	(15)
December 31, 2022	3,713	1,048	(42)	235	4,954
(1) Includes $23 million to exit a technology equipment lease.
(2) Includes amortization of transaction and discount costs as well as fair value movements on derivatives.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2022				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	249	-	249
Other receivables (1)	-	-	245	245
Foreign exchange contracts (2)	-	346	-	346
Financial assets at fair value through earnings	-	595	245	840
Financial assets at fair value through other comprehensive income (3)	19	-	42	61
Derivatives used for hedging (4)	-	42	-	42
Total assets	19	637	287	943

Liabilities
Foreign exchange contracts (2)	-	(37)	-	(37)
Contingent consideration (5)	-	-	(23)	(23)
Financial liabilities at fair value through earnings	-	(37)	(23)	(60)
Total liabilities	-	(37)	(23)	(60)

December 31, 2021				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	389	-	389
Other receivables (1)	-	-	235	235
Financial assets at fair value through earnings	-	389	235	624
Financial assets at fair value through other comprehensive income (3)	46	22	-	68
Derivatives used for hedging (4)	-	99	-	99
Total assets	46	510	235	791

Liabilities
Contingent consideration (5)	-	-	(1)	(1)
Foreign exchange contracts (2)	-	(19)	-	(19)
Financial liabilities at fair value through earnings	-	(19)	(1)	(20)
Total liabilities	-	(19)	(1)	(20)
(1) Receivables under indemnification arrangement (see below and in note 30).
(2) Relates to the management of foreign exchange risk on a portion of the Company’s indirect investment in LSEG.
(3) Investments in entities over which the Company does not have control, joint control or significant influence.
(4) Comprised of
fixed-to-fixed
cross-currency swaps on indebtedness.
(5) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

Disclosure of Offsetting of Financial Assets	The following table sets forth balances that are subject to master netting arrangements, however there were no offsetting amounts as of December 31, 2022 or 2021.

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Derivative financial assets	388	-	388 (1)	-	388
Cash and cash equivalents	21	-	21 (2)	-	21
December 31, 2022	409	-	409	-	409

Derivative financial assets	99	-	99 (1)	-	99
Cash and cash equivalents	38	-	38 (2)	-	38
December 31, 2021	137	-	137	-	137

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	37	-	37 (3)	-	37
December 31, 2022	37	-	37	-	37

Derivative financial liabilities	19	-	19 (4)	-	19
December 31, 2021	19	-	19	-	19